Prepayments and Other Current Assets - Changes in Allowance for Doubtful Accounts Included in Prepayments Other Current Assets and Advances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance	$ (34,867)	$ (18,616)	$ (13,007)
(Allowance) Recovery of allowance for doubtful accounts	(3,156)	1,003	(5,051)
Effect of disposal of subsidiaries		(20,334)
Other receivable written off	21,541
Translation difference	7,044	3,080	(558)
Balance	$ (9,438)	$ (34,867)	$ (18,616)